                          OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)
                          Supplement dated January 12, 2004 to the
                Statement of Additional Information dated September 24, 2003

The Statement of Additional Information is changed as follows:

1.   The supplement dated October 31, 2003 is hereby withdrawn.

2.   The first paragraph of the section titled "Futures"  beginning on page 9 is deleted and replaced with the following:

         Futures.  The Fund can buy and sell futures contracts that relate to
         (1) broadly-based stock indices (these are referred to as "stock index futures"), (2) securities indices (these are referred to as "financial futures"), (3) foreign currencies (these are referred to as "forward contracts") and (4) an individual stock ("single stock futures").

         and the following is added as the third paragraph of that same section:

         A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting
         contract to close out the position.   Single stock futures trade on a
         very limited number of exchanges, with contracts typically not fungible among the exchanges.

3.   Effective December 2, 2003, the first paragraph of the section titled
"Regulatory Aspects of Hedging Instruments" on page 15 is deleted and replaced with the following:

o     Regulatory  Aspects  of Hedging Instruments.  The  Commodities  Futures
      Trading Commission (the "CFTC") recently  eliminated  limitations on
      futures trading by certain  regulated   entities   including  registered
      investment  companies.  Consequently,  registered  investment  companies may engage in unlimited futures transactions  and options  thereon provided  that the Fund claims an  exclusion from  regulation  as a commodity  pool  operator.  The Fund has claimed  such an exclusion from registration  as a commodity  pool operator under the Commodity Exchange
      Act ("CEA").  The Fund may use  futures  and  options for hedging and non-hedging  purposes to the extent  consistent  with its investment objective, internal risk management  guidelines  adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise  set forth in the Fund's prospectus or this Statement of
      Additional Information.

4.   On December 31, 2003, Charles Albers retired from OppenheimerFunds, Inc.
Effective September 30, 2003 and lasting until the end of 2003, Mr. Albers retained an advisory role with respect to the Fund.

January 12, 2004                                                PX0731.008